Transfers of financial assets (TFA) - Securitizations (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	SFr 34	SFr 2
Proceeds from transfer of assets	2,917	3,148
Cash received on interests that continue to be held	18	35
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	6	(1)
Proceeds from transfer of assets	5,807	4,898
Servicing fees	1	2
Cash received on interests that continue to be held	146	262
Other asset-backed financing activities
Transfers of financial assets disclosures
Net gain/(loss)	24	17
Proceeds from transfer of assets	3,404	1,305
Servicing fees	56	61
Cash received on interests that continue to be held	1	1
Bank | CMBS
Transfers of financial assets disclosures
Net gain/(loss)	34	2
Proceeds from transfer of assets	2,917	3,148
Cash received on interests that continue to be held	18	35
Bank | RMBS
Transfers of financial assets disclosures
Net gain/(loss)	6	(1)
Proceeds from transfer of assets	5,807	4,898
Servicing fees	1	2
Cash received on interests that continue to be held	146	262
Bank | Other asset-backed financing activities
Transfers of financial assets disclosures
Net gain/(loss)	24	17
Proceeds from transfer of assets	3,404	1,305
Servicing fees	56	61
Cash received on interests that continue to be held	SFr 1	SFr 1